UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2016

MFS® GOVERNMENT MARKETS INCOME TRUST

MGF-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Government Markets Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 7.25% of the fund’s average monthly net asset value. The goal of the managed distribution policy is to provide shareholders with consistent and predictable cash flows. Such distributions, under certain circumstances, may exceed the fund’s total return performance. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. When total distributions exceed total return performance for the period, the difference reduces the fund’s total assets and net asset value per share and, therefore, could have the effect of increasing the fund’s expense ratio and reducing the amount of assets the fund has available for long term investment. In order to make these distributions, the fund may have to sell portfolio securities at less than opportune times. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

MFS® GOVERNMENT MARKETS INCOME TRUST

New York Stock Exchange Symbol: MGF

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

While economic growth remains subpar on a global basis, markets had largely recovered after a bout of volatility early this year only to be blindsided by the unexpected vote by the United Kingdom to leave the European Union. Central bank policy remains accommodative globally, with the U.S. Federal Reserve recently signaling it will move slowly in tightening monetary policy as the labor market cools and inflation remains in check. This suggests a continuation of the “lower for longer” interest rate environment.

Overcapacity in the manufacturing sector has been restraining prices and profits around the world. China continues to grapple with challenges posed by its attempt to shift from an investment-led, export-driven model to a consumer-driven economy, amplifying the global manufacturing glut. Emerging markets have been mixed of late, supported by firmer commodity prices but constrained by the prospect of tighter financial conditions in the wake of the Brexit vote.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

July 18, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	48.4%
U.S. Treasury Securities	20.1%
Investment Grade Corporates	11.0%
U.S. Government Agencies	10.0%
Commercial Mortgage-Backed Securities	4.1%
Emerging Markets Bonds	3.8%
High Yield Corporates	0.4%
Collateralized Debt Obligations	0.4%
Non-U.S. Government Bonds	0.2%
Asset-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
AAA	3.0%
AA	2.3%
A	2.6%
BBB	10.9%
BB	0.6%
B	0.5%
U.S. Government	21.5%
Federal Agencies	58.4%
Not Rated	(1.3)%
Cash & Cash Equivalents	0.2%
Other	1.3%

Portfolio facts (i)
Average Duration (d)	5.1
Average Effective Maturity (m)	7.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 5/31/16.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILE

Portfolio Manager	Primary Role	Since	Title and Five Year History
Geoffrey Schechter	Lead and U.S. Government Securities Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 1993.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2000.

Matthew Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations, are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 7.25% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 99.1%
Issuer	Shares/Par	Value ($)
U.S. Bonds - 93.6%
Agency - Other - 7.0%
Financing Corp., 10.7%, 10/06/2017	$4,095,000	$4,632,010
Financing Corp., 9.4%, 2/08/2018	3,085,000	3,520,201
Financing Corp., 10.35%, 8/03/2018	3,820,000	4,583,412

		$12,735,623
Asset-Backed & Securitized - 4.5%
Citigroup Commercial Mortgage Trust, FRN, 5.71%, 12/10/2049	$1,000,000	$1,032,927
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	917,614	929,018
CNH Equipment Trust, 2015-C, “A2B”, FRN, 0.904%, 12/17/2018	229,243	229,451
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/2046	1,015,228	1,024,739
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	327,000	340,476
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.941%, 9/15/2039	330,414	341,242
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.699%, 6/15/2039	398,459	402,205
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.941%, 9/15/2039	378,313	390,783
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/2039	371,251	372,193
CWCapital Cobalt Ltd., “A4”, FRN, 5.763%, 5/15/2046	537,689	553,641
CWCapital LLC, 5.223%, 8/15/2048	568,547	570,794
Dryden XXIII Senior Loan Fund, 2012- 23A, “A1R”, FRN, 1.538%, 7/17/2023 (n)	326,000	324,779
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.813%, 1/19/2025 (n)	342,461	338,136
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.937%, 2/15/2051	15,576	15,557
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.742%, 6/15/2049	1,000,000	1,018,503
Morgan Stanley Capital I Trust, “AM”, FRN, 5.68%, 4/15/2049	431,000	428,563

		$8,313,007
Automotive - 0.1%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$241,000	$244,278

Building - 0.0%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$82,000	$85,742

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Business Services - 0.7%
Cisco Systems, Inc., 2.6%, 2/28/2023	$299,000	$306,460
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	1,000,000	1,033,544

		$1,340,004
Cable TV - 0.9%
Charter Operating/CCO Capital Corp., 4.908%, 7/23/2025 (n)	$242,000	$258,849
Comcast Corp., 4.2%, 8/15/2034	96,000	102,033
Time Warner Cable, Inc., 8.25%, 4/01/2019	1,000,000	1,157,102
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	89,159

		$1,607,143
Computer Software - 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$124,000	$130,400

Computer Software - Systems - 0.3%
Apple, Inc., 3.25%, 2/23/2026	$400,000	$414,965
Apple, Inc., 4.375%, 5/13/2045	121,000	128,144

		$543,109
Consumer Products - 0.2%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$369,000	$378,459

Food & Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$167,000	$171,726
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	219,000	237,079
J.M. Smucker Co., 4.25%, 3/15/2035	189,000	199,170
Kraft Heinz Co., 5.2%, 7/15/2045 (n)	120,000	134,888
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	43,098

		$785,961
Food & Drug Stores - 0.3%
CVS Health Corp., 3.5%, 7/20/2022	$277,000	$292,299
CVS Health Corp., 5.125%, 7/20/2045	270,000	313,985

		$606,284
Insurance - 0.1%
American International Group, Inc., 4.7%, 7/10/2035	$108,000	$110,181

Insurance - Health - 0.4%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$672,000	$753,678

Insurance - Property & Casualty - 0.1%
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	$99,000	$96,879

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Local Authorities - 1.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$32,000	$48,720
State of California (Build America Bonds), 7.6%, 11/01/2040	925,000	1,444,869
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	450,000	589,662

		$2,083,251
Major Banks - 0.5%
Bank of America Corp., 7.625%, 6/01/2019	$170,000	$196,171
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	446,000	462,312
Goldman Sachs Group, Inc., 4.8%, 7/08/2044	94,000	100,389
Morgan Stanley, 4%, 7/23/2025	133,000	139,806

		$898,678
Medical & Health Technology & Services - 0.2%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$179,000	$196,199
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	108,359

		$304,558
Medical Equipment - 0.5%
Medtronic, Inc., 4.625%, 3/15/2045	$237,000	$265,883
Zimmer Holdings, Inc., 4.45%, 8/15/2045	607,000	608,170

		$874,053
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	$500,000	$411,250

Midstream - 0.9%
Energy Transfer Partners LP, 5.15%, 3/15/2045	$220,000	$187,096
Enterprise Products Operating LLC, 3.9%, 2/15/2024	29,000	29,987
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	1,000,000	1,098,240
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	358,000	320,653

		$1,635,976
Mortgage-Backed - 48.2%
Fannie Mae, 3%, 10/01/2030	$1,425,241	$1,486,161
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	1,638,740	1,753,656
Fannie Mae, 4.5%, 7/01/2042	136,983	149,456
Fannie Mae, 5.845%, 6/01/2016	10,139	10,126
Fannie Mae, 6.5%, 11/01/2016 - 2/01/2037	800,512	938,759
Fannie Mae, 5.05%, 1/01/2017	475,655	478,321
Fannie Mae, 1.9%, 6/01/2017	156,531	157,232
Fannie Mae, 6%, 8/01/2017 - 7/01/2037	1,371,474	1,571,104

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.5%, 9/01/2017 - 3/01/2038	$4,635,736	$5,217,233
Fannie Mae, 4.88%, 3/01/2020	130,616	139,100
Fannie Mae, 2.152%, 1/25/2023	401,000	399,714
Fannie Mae, 2.41%, 5/01/2023	130,793	133,739
Fannie Mae, 2.55%, 5/01/2023	112,617	116,091
Fannie Mae, 2.59%, 5/01/2023	71,209	73,576
Fannie Mae, 2.7%, 7/01/2025	200,000	204,742
Fannie Mae, 3%, 4/01/2027 - 12/01/2030	4,374,604	4,562,866
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	951,313	1,057,956
Fannie Mae, 4.5%, 1/01/2040 - 4/01/2044	6,692,332	7,300,229
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	10,336,261	11,058,576
Fannie Mae, 3.5%, 4/01/2043 - 9/01/2043	807,415	846,446
Fannie Mae, 3.5%, 7/01/2043 - 10/01/2045	1,110,874	1,163,693
Freddie Mac, 4%, 4/01/2044 - 9/01/2044	1,436,807	1,532,797
Freddie Mac, 2.699%, 5/25/2018	798,757	813,915
Freddie Mac, 2.412%, 8/25/2018	1,148,301	1,170,614
Freddie Mac, 2.303%, 9/25/2018	275,000	280,185
Freddie Mac, 2.323%, 10/25/2018	499,000	508,854
Freddie Mac, 2.13%, 1/25/2019	1,575,000	1,600,475
Freddie Mac, 5.085%, 3/25/2019	752,000	815,470
Freddie Mac, 2.456%, 8/25/2019	383,000	392,358
Freddie Mac, 4.186%, 8/25/2019	600,000	644,629
Freddie Mac, 3.808%, 8/25/2020	219,000	236,870
Freddie Mac, 3.034%, 10/25/2020	291,000	306,273
Freddie Mac, 2.856%, 1/25/2021	400,000	418,827
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	700,806	797,812
Freddie Mac, 2.791%, 1/25/2022	517,000	541,145
Freddie Mac, 2.716%, 6/25/2022	399,000	415,748
Freddie Mac, 2.355%, 7/25/2022	500,000	510,769
Freddie Mac, 2.682%, 10/25/2022	189,000	196,526
Freddie Mac, 2.51%, 11/25/2022	496,000	510,748
Freddie Mac, 3.32%, 2/25/2023	433,000	467,107
Freddie Mac, 3.3%, 4/25/2023	429,471	463,012
Freddie Mac, 3.06%, 7/25/2023	181,000	192,264
Freddie Mac, 3.458%, 8/25/2023	367,000	398,699
Freddie Mac, 4.5%, 9/01/2024 - 2/01/2041	1,083,343	1,181,016
Freddie Mac, 5.5%, 10/01/2024 - 6/01/2036	1,000,083	1,123,556
Freddie Mac, 2.67%, 12/25/2024	827,000	851,258
Freddie Mac, 2.811%, 1/25/2025	642,000	666,660
Freddie Mac, 3.329%, 5/25/2025	678,000	730,653
Freddie Mac, 3.01%, 7/25/2025	225,000	236,778
Freddie Mac, 2.745%, 1/25/2026	629,000	647,840

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3%, 11/01/2030 - 8/01/2045	$4,972,839	$5,151,704
Freddie Mac, 6.5%, 5/01/2037	190,943	223,247
Freddie Mac, 5%, 4/01/2040 - 7/01/2041	2,825,146	3,116,772
Freddie Mac, 4%, 1/01/2041 - 9/01/2045	1,334,413	1,423,972
Freddie Mac, 3.5%, 5/01/2042 - 12/01/2045	8,312,593	8,704,599
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	1,380,790	1,575,900
Ginnie Mae, 4%, 8/15/2040 - 4/20/2041	266,318	286,195
Ginnie Mae, 4.5%, 9/20/2041	276,210	301,610
Ginnie Mae, 3.5%, 4/15/2042 - 12/20/2045	8,526,554	9,019,186
Ginnie Mae, 3%, 7/20/2043	955,913	992,004
Ginnie Mae, 5.612%, 4/20/2058	11,902	11,996
Ginnie Mae, 6.357%, 4/20/2058	24,402	26,301

		$88,305,120
Network & Telecom - 1.0%
Verizon Communications, Inc., 5.05%, 3/15/2034	$750,000	$817,688
Verizon Communications, Inc., 6.55%, 9/15/2043	793,000	1,038,783

		$1,856,471
Oils - 0.1%
Valero Energy Corp., 4.9%, 3/15/2045	$130,000	$113,157

Other Banks & Diversified Financials - 1.0%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$395,000	$398,540
Capital One Bank (USA) N.A., 3.375%, 2/15/2023	336,000	336,973
Discover Bank, 4.25%, 3/13/2026	1,000,000	1,038,540

		$1,774,053
Pharmaceuticals - 0.3%
Actavis Funding SCS, 4.55%, 3/15/2035	$261,000	$257,984
Actavis Funding SCS, 4.85%, 6/15/2044	209,000	209,381
Gilead Sciences, Inc., 4.5%, 2/01/2045	82,000	84,088
Gilead Sciences, Inc., 4.75%, 3/01/2046	80,000	85,610

		$637,063
Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 3.875%, 8/15/2024	$267,000	$264,421

Real Estate - Retail - 0.1%
DDR Corp., REIT, 3.625%, 2/01/2025	$122,000	$119,598

Restaurants - 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$134,000	$137,640

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$158,000	$197,302

Tobacco - 0.8%
Altria Group, Inc., 9.25%, 8/06/2019	$55,000	$67,690
Altria Group, Inc., 4%, 1/31/2024	14,000	15,340
Reynolds American, Inc., 8.125%, 6/23/2019	583,000	688,664
Reynolds American, Inc., 4%, 6/12/2022	295,000	317,043
Reynolds American, Inc., 4.45%, 6/12/2025	276,000	303,025

		$1,391,762
Transportation - Services - 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$34,000	$35,901

U.S. Government Agencies and Equivalents - 2.0%
AID-Ukraine, 1.847%, 5/29/2020	$330,000	$334,148
Private Export Funding Corp., 2.25%, 3/15/2020	86,000	88,544
Private Export Funding Corp., 2.3%, 9/15/2020	360,000	371,204
Private Export Funding Corp., 1.875%, 7/15/2018	460,000	466,768
Small Business Administration, 6.35%, 4/01/2021	77,244	83,677
Small Business Administration, 6.34%, 5/01/2021	61,341	66,473
Small Business Administration, 6.44%, 6/01/2021	81,641	88,314
Small Business Administration, 6.625%, 7/01/2021	77,869	84,562
Small Business Administration, 5.52%, 6/01/2024	169,345	184,932
Small Business Administration, 2.21%, 2/01/2033	254,996	256,494
Small Business Administration, 2.22%, 3/01/2033	428,810	432,129
Small Business Administration, 3.15%, 7/01/2033	375,280	393,670
Small Business Administration, 3.62%, 9/01/2033	340,904	368,365
Tennessee Valley Authority, 1.75%, 10/15/2018	292,000	296,741
U.S. Department of Housing & Urban Development, 6.36%, 8/01/2016	27,000	27,112
U.S. Department of Housing & Urban Development, 6.59%, 8/01/2016	113,000	113,037

		$3,656,170
U.S. Treasury Obligations - 21.3%
U.S. Treasury Bonds, 5.25%, 2/15/2029	$1,448,000	$1,976,125
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	474,062
U.S. Treasury Bonds, 4.375%, 2/15/2038	4,842,000	6,529,514
U.S. Treasury Bonds, 4.5%, 8/15/2039	5,097,100	6,975,463
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	502,260
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	1,789,380
U.S. Treasury Bonds, 2.5%, 2/15/2045	2,183,000	2,123,821
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/2024	2,040,881	2,029,322

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 4.75%, 8/15/2017 (f)	$1,353,000	$1,417,690
U.S. Treasury Notes, 2.75%, 2/15/2019	1,654,000	1,732,759
U.S. Treasury Notes, 3.125%, 5/15/2019	300,000	318,352
U.S. Treasury Notes, 1%, 6/30/2019	3,593,000	3,589,350
U.S. Treasury Notes, 2.625%, 8/15/2020	162,000	170,815
U.S. Treasury Notes, 3.125%, 5/15/2021	5,026,000	5,445,555
U.S. Treasury Notes, 1.75%, 5/15/2022	508,000	514,033
U.S. Treasury Notes, 2.5%, 8/15/2023	514,000	543,515
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	621,086
U.S. Treasury Notes, 2.5%, 5/15/2024	2,047,000	2,165,261
U.S. Treasury Notes, 2%, 8/15/2025	98,000	99,447

		$39,017,810
Total U.S. Bonds		$171,444,982

Foreign Bonds - 5.5%
Brazil - 0.2%
Federative Republic of Brazil, 5.625%, 1/07/2041	$162,000	$138,915
Vale Overseas Ltd., 6.875%, 11/10/2039	165,000	134,888

		$273,803
Canada - 0.1%
Teck Resources Ltd., 6%, 8/15/2040	$200,000	$133,000

Chile - 0.7%
E.CL S.A., 5.625%, 1/15/2021	$566,000	$622,341
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/2024	20,000	20,844
Empresa Nacional del Petroleo, 6.25%, 7/08/2019	214,000	234,083
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	200,000	203,252
Transelec S.A., 4.25%, 1/14/2025	200,000	202,550

		$1,283,070
China - 0.7%
Baidu, Inc., 3.25%, 8/06/2018	$240,000	$245,113
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)	226,000	244,005
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)	690,000	750,452

		$1,239,570
Iceland - 0.1%
Republic of Iceland, 4.875%, 6/16/2016 (n)	$215,000	$215,166

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Foreign Bonds - continued
Jordan - 0.5%
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	$418,000	$437,810
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	443,000	453,870

		$891,680
Kazakhstan - 0.1%
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)	$201,000	$211,502

Mexico - 1.5%
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/2024 (n)	$299,000	$294,515
Comision Federal de Electricidad, 4.875%, 5/26/2021	277,000	289,617
Pemex Project Funding Master Trust, 5.75%, 3/01/2018	160,000	166,640
Petroleos Mexicanos, 4.25%, 1/15/2025	15,000	14,027
Petroleos Mexicanos, 8%, 5/03/2019	228,000	252,943
Petroleos Mexicanos, 6%, 3/05/2020	202,000	214,399
Petroleos Mexicanos, 5.5%, 1/21/2021	130,000	135,038
Petroleos Mexicanos, 5.5%, 6/27/2044	35,000	29,232
Petroleos Mexicanos, 4.875%, 1/18/2024	95,000	93,219
Petroleos Mexicanos, 5.625%, 1/23/2046	23,000	19,521
Southern Copper Corp., 5.875%, 4/23/2045	80,000	69,694
United Mexican States, 3.625%, 3/15/2022	1,164,000	1,201,830

		$2,780,675
Netherlands - 0.5%
ING Bank N.V., 5.8%, 9/25/2023 (n)	$769,000	$849,049

Panama - 0.1%
Republic of Panama, 3.875%, 3/17/2028	$213,000	$214,598

Peru - 0.3%
El Fondo Mivivienda S.A., 3.5%, 1/31/2023	$226,000	$224,870
Republic of Peru, 8.75%, 11/21/2033	180,000	268,200

		$493,070
Romania - 0.1%
Republic of Romania, 4.375%, 8/22/2023 (n)	$36,000	$38,009
Republic of Romania, 4.875%, 1/22/2024 (n)	58,000	63,092

		$101,101
Russia - 0.1%
LUKOIL International Finance B.V., 4.563%, 4/24/2023	$213,000	$209,945

Tunisia - 0.1%
AID-Tunisia, 2.452%, 7/24/2021	$235,000	$243,904

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Foreign Bonds - continued
Ukraine - 0.2%
AID-Ukraine, 1.844%, 5/16/2019	$444,000	$448,381

United Kingdom - 0.2%
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	$266,000	$278,021
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	124,000	129,359

		$407,380
Uruguay - 0.0%
Oriental Republic of Uruguay, 4.5%, 8/14/2024	$26,762	$28,301
Oriental Republic of Uruguay, 4.375%, 10/27/2027	47,300	48,837

		$77,138
Total Foreign Bonds		$10,073,032
Total Bonds (Identified Cost, $171,273,020)		$181,518,014

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	1,239,124	$1,239,124
Total Investments (Identified Cost, $172,512,144)		$182,757,138

Other Assets, Less Liabilities - 0.2%		371,647
Net Assets - 100.0%		$183,128,785

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,735,035 representing 2.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/16

Futures Contracts at 5/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	23	$2,982,813	September - 2016	$7,145
U.S. Ultra Bond (Long)	USD	11	1,926,375	September - 2016	5,201

					$12,346

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	45	$7,349,063	September - 2016	$(49,736)

At May 31, 2016, the fund had liquid securities with an aggregate value of $118,403 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $171,273,020)	$181,518,014
Underlying affiliated funds, at cost and value	1,239,124
Total investments, at value (identified cost, $172,512,144)	$182,757,138
Interest receivable	1,212,028
Other assets	19,308
Total assets	$183,988,474
Liabilities
Payables for
Distributions	$64,722
Daily variation margin on open futures contracts	13,453
Investments purchased	627,729
Payable to affiliates
Investment adviser	13,804
Transfer agent and dividend disbursing costs	2,893
Payable for independent Trustees’ compensation	31,397
Accrued expenses and other liabilities	105,691
Total liabilities	$859,689
Net assets	$183,128,785
Net assets consist of
Paid-in capital	$185,468,752
Unrealized appreciation (depreciation) on investments	10,207,604
Accumulated net realized gain (loss) on investments	(8,322,887)
Accumulated distributions in excess of net investment income	(4,224,684)
Net assets	$183,128,785
Shares of beneficial interest outstanding	32,601,117
Net asset value per share (net assets of $183,128,785 / 32,601,117 shares of beneficial interest outstanding)	$5.62

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$3,264,353
Dividends from underlying affiliated funds	2,899
Total investment income	$3,267,252
Expenses
Management fee	$490,291
Transfer agent and dividend disbursing costs	40,561
Administrative services fee	19,305
Independent Trustees’ compensation	19,755
Stock exchange fee	15,886
Custodian fee	12,997
Shareholder communications	46,587
Audit and tax fees	38,762
Legal fees	1,972
Miscellaneous	14,228
Total expenses	$700,344
Fees paid indirectly	(2)
Net expenses	$700,342
Net investment income	$2,566,910
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$709,356
Futures contracts	(468,817)
Net realized gain (loss) on investments	$240,539
Change in unrealized appreciation (depreciation)
Investments	$2,208,224
Futures contracts	(21,097)
Net unrealized gain (loss) on investments	$2,187,127
Net realized and unrealized gain (loss) on investments	$2,427,666
Change in net assets from operations	$4,994,576

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/16 (unaudited)	Year ended 11/30/15
From operations
Net investment income	$2,566,910	$5,450,453
Net realized gain (loss) on investments	240,539	884,699
Net unrealized gain (loss) on investments	2,187,127	(5,360,944)
Change in net assets from operations	$4,994,576	$974,208
Distributions declared to shareholders
From net investment income	$(3,233,344)	$(6,353,702)
From tax return of capital	—	(7,627,955)
From other sources	(3,456,408)	—
Total distributions declared to shareholders	$(6,689,752)	$(13,981,657)
Total change in net assets	$(1,695,176)	$(13,007,449)
Net assets
At beginning of period	184,823,961	197,831,410
At end of period (including accumulated distributions in excess of net investment income of $4,224,684 and $101,842, respectively)	$183,128,785	$184,823,961

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/16		Years ended 11/30
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$5.67		$6.07	$6.24	$6.88	$7.01	$7.17
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.17	$0.18	$0.20	$0.23	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.08		(0.14)	0.10	(0.36)	0.15	0.09
Total from investment operations	$0.16		$0.03	$0.28	$(0.16)	$0.38	$0.35
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.20)	$(0.22)	$(0.23)	$(0.32)	$(0.32)
From tax return of capital	—		(0.23)	(0.23)	(0.25)	(0.19)	(0.19)
From other sources	(0.11)		—	—	—	—	—
Total distributions declared to shareholders	$(0.21)		$(0.43)	$(0.45)	$(0.48)	$(0.51)	$(0.51)
Net asset value, end of period (x)	$5.62		$5.67	$6.07	$6.24	$6.88	$7.01
Market value, end of period	$5.27		$5.26	$5.80	$5.62	$6.76	$6.85
Total return at market value (%)	4.08	(n)	(2.02)	11.46	(10.19)	6.12	3.36
Total return at net asset value (%) (j)(r)(s)(x)	2.96	(n)	0.92	5.06	(2.02)	5.54	5.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.76	0.75	0.75	0.78	0.80
Expenses after expense reductions (f)	N/A		N/A	0.75	0.75	0.78	0.80
Net investment income	2.79	(a)	2.84	2.93	3.04	3.36	3.75
Portfolio turnover	23	(n)	74	62	100	41	14
Net assets at end of period (000 omitted)	$183,129		$184,824	$197,831	$203,337	$223,942	$227,609

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Government Markets Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of

Notes to Financial Statements (unaudited) – continued

input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$56,993,566	$—	$56,993,566
Non-U.S. Sovereign Debt	—	5,293,798	—	5,293,798
U.S. Corporate Bonds	—	18,821,411	—	18,821,411
Residential Mortgage-Backed Securities	—	88,305,123	—	88,305,123
Commercial Mortgage-Backed Securities	—	7,420,640	—	7,420,640
Asset-Backed Securities (including CDOs)	—	892,366	—	892,366
Foreign Bonds	—	3,791,110	—	3,791,110
Mutual Funds	1,239,124	—	—	1,239,124
Total Investments	$1,239,124	$181,518,014	$—	$182,757,138

Other Financial Instruments
Futures Contracts	$(37,390)	$—	$—	$(37,390)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$12,346	$(49,736)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(468,817)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(21,097)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Notes to Financial Statements (unaudited) – continued

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,

Notes to Financial Statements (unaudited) – continued

the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Notes to Financial Statements (unaudited) – continued

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 7.25% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting

Notes to Financial Statements (unaudited) – continued

principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and straddle loss deferrals.

For the six months ended May 31, 2016, the amount of distribution estimated to be a tax return of capital was approximately $3,456,408. The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/15
Ordinary income (including any short-term capital gains)	$6,353,702
Tax return of capital (b)	7,627,955
Total distributions	$13,981,657

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/16
Cost of investments	$177,434,059
Gross appreciation	9,459,808
Gross depreciation	(4,136,729)
Net unrealized appreciation (depreciation)	$5,323,079

As of 11/30/15
Capital loss carryforwards	(1,767,228)
Other temporary differences	(2,077,035)
Net unrealized appreciation (depreciation)	3,199,472

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

Notes to Financial Statements (unaudited) – continued

As of November 30, 2015, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
11/30/16	$(766,085)
11/30/17	(129,764)
11/30/18	(199,149)
Total	$(1,094,998)

Post-enactment losses which are characterized as follows:
Long-Term	$(672,230)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.33% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2017. For the six months ended May 31, 2016, the fund’s average daily net assets and gross income did not meet the thresholds required to waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2016 was equivalent to an annual effective rate of 0.53% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.80% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2017. For the six months ended May 31, 2016, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2016, these fees paid to MFSC amounted to $12,246.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2016 was equivalent to an annual effective rate of 0.0210% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,944 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended May 31, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $31,384 at May 31, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2016, the fee paid by the fund under this agreement was $208 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended May 31, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$38,742,909	$42,534,763
Investments (non-U.S. Government securities)	$4,260,349	$9,337,425

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2016 and the year ended November 30, 2015, there were no transactions in fund shares.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2016, the fund’s commitment fee and interest expense were $408 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,796,142	19,899,748	(25,456,766)	1,239,124

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,899	$1,239,124

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Government Markets Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Government Markets Income Trust (the “Fund”), including the portfolio of investments, as of May 31, 2016, and the related statements of operations, changes in net assets, and the financial highlights for the six-month period ended May 31, 2016. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2015, and the financial highlights for each of the five years in the period ended November 30, 2015, and in our report dated January 15, 2016, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 18, 2016

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Closed-End Funds” and then select the fund’s name.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under the “Closed-End Funds” sub section in the “Products & Services” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MGF

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Government Markets Income Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Government Markets Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/15-12/31/15	0	N/A	0	3,260,111
1/01/16-1/31/16	0	N/A	0	3,260,111
2/01/16-2/28/16	0	N/A	0	3,260,111
3/01/16-3/31/16	0	N/A	0	3,260,111
4/01/16-4/30/16	0	N/A	0	3,260,111
5/01/16-5/31/16	0	N/A	0	3,260,111

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2016 plan year is 3,260,111.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(c)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 18, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 18, 2016

*	Print name and title of each signing officer under his or her signature.